Note 6 - Short-Term Investments (Detail) - Summary of Short-Term Investments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Securities [Member]
Cost	$ 1,631	$ 1,008
Gross Unrealized Gains	4
Fair Value	1,635	1,007
Gross Unrealized Losses		(1)
Domestic Corporate Debt Securities [Member]
Cost	500	5,670
Fair Value	500	5,666
Gross Unrealized Losses		(4)
US Government Agencies Debt Securities [Member]
Cost	6,633	2,184
Gross Unrealized Gains	7
Fair Value	6,636	2,176
Gross Unrealized Losses	(4)	(8)
Total Short-Term Investments[Member]
Cost	69,420
Gross Unrealized Gains	11
Fair Value	69,427
Gross Unrealized Losses	(4)	(142)
Total [Member]
Cost		93,029
Fair Value		93,016
Gross Unrealized Losses		(13)
Bank Time Deposits [Member]
Cost	60,656	84,167
Fair Value	$ 60,656	$ 84,167